CARTER LEDYARD & MILBURN LLP
2 Wall Street
New York, New York 10005
(212) 732-3200

February 26, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: DIAMONDS Trust Series 1 File #333-31247 Rule 497(j) Filing

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent post effective amendment to the registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2004.

Very truly yours,
/s/ Kathleen H. Moriarty, Esq. Kathleen H. Moriarty, Esq.